Leases	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASES

NOTE 9 – LEASES

The Company has several operating leases for manufacturing facilities, dormitories and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the six months ended June 30, 2025 and 2024 was $57,716, and $4,158, respectively.

The Company’s operating leases primarily include leases for dormitories, office space and manufacturing facilities. The current portion of operating lease liabilities is presented on the consolidated balance sheet. For the six months ended June 30, 2025, total lease expense amounted to $57,716, which included $4,069 of interest, $53,647 of amortization expense of ROU assets and short-term lease expense of nil. For the six months ended June 30, 2024, total lease expense amounted to $4,158, which included nil of interest, $4,158 of amortization expense of right-of-use assets and short-term lease expense of nil. Total cash paid for operating leases amounted to $60,838 and nil for the six months ended June 30, 2025 and 2024, respectively. Supplemental balance sheet information related to operating leases is as follows:

As of June, 2025
Right-of-use assets	$305,052

Operating lease liabilities - current	$144,914
Operating lease liabilities - non-current	125,625
Total operating lease liabilities	$270,539

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.16
Weighted average discount rate	3.97%

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

RMB
Six months ending December 31, 2025	87,202
Twelve months ending December 31,
2026	118,843
2027	74,427
2028	-
2029	-
2030	-
Total future minimum lease payments	280,472
Less: Imputed interest	(9,933)
Present value of lease liabilities	270,539